Transactions with Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Transactions with Related Parties

NOTE 16: TRANSACTIONS WITH RELATED PARTIES

Vessel Operating Expenses (management fees):  Prior to the Transaction and pursuant to a management agreement dated August 29, 2019 (the “Management Agreement”), with Navios Shipmanagement Inc., a subsidiary of N Shipmanagement Acquisition Corp. (together with its subsidiaries, “NSM” or the “Manager”), the Manager provided commercial and technical management services to Navios Holdings’ vessels. The term of this agreement was for an initial period of five years with an automatic extension period of five years thereafter unless a notice for termination was received by either party. The ship management services fees provided by the Manager was a fixed rate of $3.7 per day per owned/bareboat-in vessel until August 2021, $3.8 per day per owned/bareboat-in vessel until August 2022 and $3.9 per day until the closing of the Transaction on September 8, 2022. The fee for the ship management services provided by the Manager was a daily fee of $0.03 per day per charter-in vessel. Drydocking expenses under this agreement were reimbursed by Navios Holdings at cost. The agreement also provided for payment of a termination fee by Navios Holdings, equal to the fees charged for the full calendar year preceding the termination date, in the event the Management Agreement is terminated on or before August 29, 2024, upon the occurrence of certain events. No such fees were triggered. Total management fees for vessel operating expenses for the year ended December 31, 2022, 2021 and 2020 amounted to $19,018, $37,813 and $45,587, respectively and are presented under the caption “Net income/(loss) from discontinued operations” in the consolidated statements of comprehensive income/(loss). During the year ended December 31, 2022, 2021 and 2020, certain extraordinary fees and costs related to COVID-19 measures, including crew related expenses, amounted to $2,010, $2,918 and $265, respectively, and are presented under the caption “Net income/(loss) from discontinued operations” in the consolidated statements of comprehensive income.

Navios Partners Guarantee: In November 2012 (as amended in March 2014), the Company entered into an agreement with Navios Partners (the “Navios Partners Guarantee”) to provide Navios Partners with guarantees against counterparty default on certain existing charters, which had previously been covered by the charter insurance for the same vessels, same periods and same amounts. In April 2021, the Company paid the amount of $5,000 to Navios Partners as the final settlement of the outstanding balance of the claim.

General and Administrative Expenses: Pursuant to an administrative services agreement with the Manager dated August 29, 2019 (“Administrative Services Agreement”), NSM provides administrative services to Navios Holdings. NSM is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. The term of this agreement is for an initial period of five years with an automatic extension for a period of five years thereafter unless a notice of termination is received by either party. The agreement also provides for payment of a termination fee by Navios Holdings, equal to the fees charged for the full calendar year preceding the termination date, in the event the Administrative Services Agreement is terminated on or before August 29, 2024, upon the occurrence of certain events. Total general and administrative expenses attributable to this agreement for each of the years ended December 31, 2022, 2021 and 2020 amounted to $5,879, $8,572 and $9,371, respectively, and are presented under the caption “General and administrative expenses”. The total general and administrative expenses attributable to this agreement for the years ended December 31, 2022, 2021 and 2020 which have been allocated to discontinued operations, amounted to $5,339, $8,031 and $8,830, respectively, and are presented under the caption “Net income/(loss) from discontinued operations”.

Pursuant to an administrative services agreement with the Manager dated August 29, 2019, NSM provides administrative services to Navios Logistics. Total general and administrative fees for the years ended December 31, 2022, 2021 and 2020 amounted to $1,431, $1,144 and $1,144, respectively, and are presented under the caption “General and administrative expenses”.

Balance due to/from affiliate companies: Balance due to NSM as of December 31, 2022 and 2021 amounted to $1,642 and $385, respectively.

As of December 31, 2022 the balance mainly consisted of payments to the Manager in accordance with the Administrative Agreement.

Midstream General Partner Option Agreement: Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of December 31, 2022, Navios Holdings had not exercised any part of that option.

Sale of Vessels and Sale of Rights to Navios Partners: In March 2021, Navios Holdings completed the sale to Navios Partners of the Navios Centaurus, a 2012-built Panamax vessel of 81,472 dwt, and the Navios Avior, a 2012-built Panamax vessel of 81,355 dwt, for a sale price of $39,250, including working capital adjustments. In June 2021, Navios Holdings completed the sale to Navios Partners of the Navios Ray, a 2012 built Capesize vessel of 179,515 dwt, and the Navios Bonavis, a 2009 built Capesize vessel of 180,022 dwt, for a sale price of $58,000 and the sale of the Navios Koyo, a 2011-built Capesize vessel, previously chartered-in by Navios Holdings, for a sale price of $28,500. In July 2021, Navios Holdings completed the sale to Navios Partners of the Navios Azimuth, a 2011 built Capesize vessel of 179,169 dwt, for a sale price of $30,000.

 In September 2022, Navios Holdings completed the sale of its 36-vessel dry bulk fleet to Navios Partners. For further information see Note 3 “Discontinued operations” in consolidated financial statements.

Secured credit facility with Navios Logistics (Grimaud Loan): On April 25, 2019, Navios Holdings entered into a secured credit facility of up to $50,000 with Navios Logistics. This credit facility was secured by any 2022 Notes purchased by Navios Holdings with these funds. The secured credit facility included an arrangement fee of $500 and initially bore a fixed interest rate of 12.75% for the first year and 14.75% for the second year. On December 2, 2019, Navios Holdings and Navios Logistics agreed to increase the secured credit facility by $20,000. Following this amendment, as a result of the redemption of the 2022 Logistics Senior Notes, repayment of the Term Loan B Facility and the issuance of 2025 Logistics Senior Notes, (a) the interest rate on the secured credit facility decreased to 10.0%, and (b) the maturity of the secured credit facility was extended to December 2024.

As of December 31, 2022, the total amount of this facility was repaid in full, as described below.

On June 24, 2020, Navios Logistics assigned its legal and beneficial right, title and interest in the credit facility to its wholly-owned subsidiary Grimaud Ventures S.A. (“Grimaud”).

On June 25, 2020, Navios Holdings and Grimaud amended the Grimaud Loan to allow a portion of the total interest payable to be effected in common shares of Navios Holdings. On July 10, 2020, Navios Holdings issued 2,414,263 shares of common stock to Navios Logistics and paid Navios Logistics $2,308 in satisfaction of the interest payable in respect of this facility.

Effective as of May 2021, and upon the release of certain collateral, the facility bore interest of 13.0% per annum.

On June 30, 2021, the Company entered into a supplemental agreement to the Grimaud Loan (the “Supplemental Grimaud Loan Agreement”) with Grimaud, whereby the Company and Grimaud agreed to amend the Grimaud Loan. Pursuant to the amendment, the Grimaud Loan could be repaid or prepaid in full by the issuance of shares of common stock of Navios Holdings. The effectiveness of the Supplemental Grimaud Loan Agreement was subject to, and contingent upon, prepayment of the Grimaud Loan in the amount of $7,500 in cash and the effectiveness of a registration statement registering the resale of Navios Holdings shares, among other conditions.

On July 13, 2021, the Grimaud Loan plus accrued interest was repaid by the Company in full through the issuance of 9,301,542 shares (the “Shares”) of the Company’s common stock and $7,500 in cash plus accrued and unpaid interest. Please see also Note 17 “Preferred and Common Stock” to the consolidated financial statements.

NSM Loan: On August 29, 2019, Navios Holdings entered into a secured credit facility of $141,795 (including post-closing adjustments) with a wholly owned subsidiary of NSM (the “NSM Loan”). In general, the amount owed reflected the excess of: (i) the liabilities of the ship management business (including liabilities for advances previously made by affiliate companies to the Company for ongoing operating costs, including technical management services, supplies, dry-docking and related expenses) other than liabilities the assumption of which formed part of the consideration for the sale of the management division over; (ii) the short term assets of the ship management business. The credit facility was repayable over a five-year period; of the initial amount, $47,000 was repayable in 2020 in equal quarterly installments, with the remaining principal repayment in equal quarterly installments over the following 48 months. In certain cases, principal payments could be deferred provided that no more than $20,000 of deferral may be outstanding during the first or second year and $10,000 outstanding in the third year. The loan agreement provided for interest at 5.0% annually, and 7.0% annually for deferred principal amounts.

In December 2021, the Company entered into an amended and restated secured loan agreement with NSM in order to refinance the outstanding balance of this facility through the NSM Loan I (as defined herein). As of December 31, 2022, and following the refinancing, the NSM Loan was fully repaid.

$50.0 million NSM Loan: In June 2020, the Company entered into a secured loan agreement with a wholly owned subsidiary of NSM, for a loan of up to $50,000 to be used for general corporate purposes (the “$50.0 million NSM Loan”). The terms and conditions of the secured loan agreement were approved by a Special Committee of the Board of Directors comprised of independent directors. The loan agreement was repayable in up to 18 equal consecutive quarterly installments. The loan agreement provided for interest at a rate of 5.0% annually (and 7.0% annually for deferred principal amounts).

On July 12, 2021, the Company refinanced the total outstanding balance of $39,735 under this facility through the $115.0 million NSM Loan described below.

$115.0 million NSM Loan: In June 2021, the Company entered into a senior secured term loan facility with a wholly owned subsidiary of NSM for a loan up to $115,000 (i) to refinance $39,736 being the outstanding balance under the $50.0 million NSM Loan described above (“Tranche A”), (ii) to redeem amount of $70,000 of 2022 Senior Secured Notes and (iii) to be used for general corporate purposes (“Tranche B”) (the “$115.0 million NSM Loan”). Tranche A was repayable in 14 quarterly installments of $2,838 and matured on November 30, 2024. Tranche B was repayable in seven quarterly installments with the first two being of an amount of $22,632 each and the remaining of an amount of $6,000 each and matured on February 28, 2023.

Both tranches bore interest at a rate of 10.5% per annum, payable quarterly. The Company could have elected to defer one scheduled amortization payment by 90 days and interest payments, in which case the applicable interest rate would be 12.0% per annum, compounded quarterly.

On July 12, 2021, the amount under this facility was fully drawn.

In December 2021, the Company entered into an amended and restated secured loan agreement with NSM in order to refinance the outstanding balance of that facility through the NSM Loan I (as defined herein). As of December 31, 2022, and following the refinancing, the $115.0 million NSM Loan was fully repaid. As of December 31, 2022, the Company wrote off $875 of deferred financing costs and was included in the consolidated statement of comprehensive income/(loss) under the caption “Net income/(loss) from discontinued operations”.

NSM Loan I: In December 2021, Navios Holdings entered into an amended and restated loan agreement to the existing NSM Loan dated August 29, 2019, whereby a wholly-owned subsidiary of NSM made available to the Company a secured term loan of up to $127,632 (the “NSM Loan I”), in two tranches: (i) the first tranche of $48,573 represented borrowings already made available and (ii) the second tranche of $79,059 represented new borrowings made available in exchange of the release by NSM of certain existing collateral. The NSM Loan I was repayable in quarterly installments of $5,000 with the first installment falling due in the third quarter of 2023. The NSM Loan I had a four-year term and bore interest at a rate of (i) 18% per annum until the 2022 Senior Secured Notes were repaid and 16.5% per annum thereafter when paid in the form of Convertible Debenture for the first 18 months (“PIK Interest”) and (ii) 13.5% per annum when paid in the form of cash. The NSM Loan I would be paid in PIK Interest for the first 18 months, due also in optional prepayment during that period and thereafter in either cash or PIK Interest at the election of the Borrower. As of December 31, 2022,an amount of $14,853 accrued PIK interest at 18% is included under the caption “Convertible debenture payable to affiliate companies”.

In the third quarter of 2022, the outstanding balance under NSM Loan I was fully repaid using cash received from the Transaction. Such repayment was mandatory as per the terms of the loan agreement. For further information see Note 3 “Discontinued operations” in the consolidated financial statements.

NSM Loan II: In December 2021, Navios Holdings entered into an amended and restated loan agreement to the existing $115.0 million NSM Loan dated June 29, 2021 whereby a wholly-owned subsidiary of NSM made available to the Company a secured term loan of up to $135,000 (the “NSM Loan II”) in two tranches (i) the first tranche of $64,059 represented outstanding borrowings already made available and (ii) the second tranche of $70,941 represented new borrowings to be made available, in exchange for the release by NSM of certain existing collateral. The NSM Loan II was repayable in quarterly installments of $5,000 with the first installment falling due in the third quarter of 2023. The NSM Loan II had a four year term and bore interest at a rate of (i) 18% per annum until the 2022 Senior Secured Notes were repaid and 16.5% per annum thereafter, when paid in PIK Interest and (ii) 13.5% per annum when paid in the form of cash. The NSM Loan II would be paid in PIK Interest for the first 18 months, due also in optional prepayment during that period and thereafter in either cash or PIK Interest at the election of the Borrower. As of December 31, 2022,an amount of $15,759 accrued PIK interest at 18% is included under the caption “Convertible debenture payable to affiliate companies”.

In the third quarter of 2022, the outstanding balance under NSM Loan II was fully repaid using cash received from the Transaction. Such repayment was mandatory as per the terms of the loan agreement. For further information see Note 3 “Discontinued operations” in the consolidated financial statements.

Upon completion of the refinancing in January 2022, NSM received an upfront fee of $24,000 in respect of the NSM Loan I and the NSM Loan II in the form of a Convertible Debenture that is included in the consolidated statement of comprehensive income under the caption “Non-operating other finance cost”. The agreements also provide for prepayment premiums ranging from 5%-10% during the first 36 months of the term which is payable in the form of an increase to the outstanding principal amount of Convertible Debenture, as described below.

Convertible Debenture: In December 2021, Navios Holdings entered into the Convertible Debenture with NSM, covering an upfront fee of $24,000, accrued interest on the NSM Loans, and prepayment fees. NSM has the option to convert any portion of the outstanding balance under the Convertible Debenture into shares of common stock of Navios Holdings pursuant to an agreed-upon mechanism. The Convertible Debenture has a term of five years, maturing in 2027, and bears interest at the rate of 4% PIK, payable at maturity, if not earlier converted into shares of our common stock. As of Devember 31, 2022, the total outstanding balance of the Convertible Debenture amounted to $118,833, which consists of (i) the upfront fee of $24,000, (ii) $14,853 being the accrued PIK interest at 18% on the NSM Loan I, (iii) $15,759 being the accrued PIK interest at 18% on the NSM Loan II, (iv) $2,491 being the 4% PIK interest on the Convertible Debenture and (v) $61,730 being the applicable prepayment fee incurred in connection with the repayments of the NSM Loan I and NSM Loan II described above, which prepayment fee was paid via increasing the outstanding principal amount of the Convertible Debenture. The Convertible Debenture is presented under the caption “Convertible debenture payable to affiliate companies”.

Navios Logistics’ Shareholders Agreement: On November 19, 2019, Navios Holdings entered into a shareholder agreement with Peers Business Inc. granting certain protections to minority shareholders in certain events.

Promissory note: On July 30, 2021, Navios Logistics issued a $20,000 promissory note to Grimaud. The promissory note is payable in four semi-annual equal installments commencing on August 15, 2021. The Company has the ability to defer payment of one of the first three installments subject to certain conditions. On July 30, 2021, Grimaud entered into an assignment agreement with Peers Business Inc. (“Peers”), whereby the promissory note was assigned to Peers. Please refer to Note 17 “Preferred and Common Stock” to the consolidated financial statements. As of December 31, 2022, the Company had paid an amount of $10,000 relating to the promissory note. In February 2023, the remaining outstanding balance was repaid in full.